Refund liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities

Development of refund liabilities during the period is presented below:

in € thousand	June 30, 2026	December 31, 2025
BALANCE AS AT JANUARY 1	17,498	26,141
Additions	971	4,649
Other releases	(669)	(1,117)
Revenue recognition	(242)	(9,985)
Interest expense capitalized	99	193
Exchange rate difference	217	(2,383)
BALANCE AS AT CLOSING DATE	17,874	17,498
Less non-current portion	(6,783)	(6,684)
CURRENT PORTION	11,091	10,814